Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2021, and 2020 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited (1)	925	—	1,386	12,997	1,483,701	233
Ecodiesel Colombia S.A.	1,521	—	—	46,452	—	—
Interligação Elétrica Garanhuns S.A.	—	28	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	28	—	—	—	—
Interligação Elétrica Aimorés S.A.	—	28	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	28	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	5,211	—	—
Extrucol S.A.	—	—	—	283	—	—
E2 Energía Eficiente S.A. E.S.P.	6,797	—	—	1,655	—	—
Balance as of December 31, 2021	9,243	447	1,386	66,598	1,483,701	233
Current	9,243	112	1,386	66,598	1,483,701	233
Non–current	—	335	—	—	—	—
	9,243	447	1,386	66,598	1,483,701	233
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited (1)	1,950	—	7,093	32,335	1,277,046	1,663
Ecodiesel Colombia S.A.	1,345	—	—	35,632	—	1
Offshore International Group Inc (2)	—	97,300	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	1,858	—	—
Extrucol S.A.	—	—	—	279	—	—
E2 Energía Eficiente S.A. E.S.P.	4,453	—	—	1,264	—	—
Serviport S.A.	—	—	—	948	—	—
Balance as of December 31, 2020	7,748	97,300	7,093	72,316	1,277,046	1,664
Current	7,748	97,300	7,093	72,316	1,277,046	1,664
Non–current	—	—	—	—	—	—
	7,748	97,300	7,093	72,316	1,277,046	1,664
	(Nota 7)	(Nota 7)	(Nota 11)	(Nota 21)	(Nota 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

Accounts receivable – Loans:

(2)	Offshore International Group Inc. loan granted by Ecopetrol This company is no longer part of the business group. See note 13.

Schedule of transactions between related parties

The main transactions with related parties as of December 31 are detailed as follows:

	2021		2020		2019
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	13,996	149,046	27,595	356,872	317,382	569,105
Ecodiesel Colombia S.A.	35,825	442,373	8,268	346,201	8,614	280,649
Offshore International Group	—	—	4,461	—	3,245	—
	49,821	591,419	40,324	703,073	329,241	849,754
Associates
E2 Energía Eficiente S.A. E.S.P.	60,159	6,976	49,860	2,849	—	—
Gas Natural del Oriente S.A. E.S.P.	—	27,175	—	26,141	—	—
Extrucol S.A.	—	2,354	—	1,162	—	—
	60,159	36,505	49,860	30,152	—	—
	109,980	627,924	90,184	733,225	329,241	849,754

Schedule of key management personnel

As of December 31, 2021, key management officers owned less than 1% of the outstanding shares of Ecopetrol as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares